SHAREHOLDERS’ EQUITY (Details Narrative) $ in Thousands			3 Months Ended
	Feb. 13, 2022 ₪ / shares shares	Feb. 11, 2022 USD ($)	Mar. 31, 2022 USD ($)	Mar. 31, 2021 USD ($)	Mar. 31, 2022 ₪ / shares shares	Feb. 28, 2022 shares	Feb. 11, 2022 ₪ / shares	Dec. 31, 2021 ₪ / shares shares
Subsidiary, Sale of Stock [Line Items]
Common Stock, Par or Stated Value Per Share					₪ 0.01			₪ 0.01
Proceeds from Issuance Initial Public Offering | $				$ 3,594
[custom:IssueOfOrdinarySharesSubjectToPossibleRedemptionShare-0] | shares					0	615,366		615,366
Board of Directors [Member] | Inducement Plan Two Thousand And Twenty Two [Member]
Subsidiary, Sale of Stock [Line Items]
Common Stock, Par or Stated Value Per Share	₪ 0.01
Stock Issued During Period, Shares, New Issues | shares	2,000,000
Share Purchase Agreement [Member] | At - The Market [Member]
Subsidiary, Sale of Stock [Line Items]
Common Stock, Par or Stated Value Per Share							₪ 0.01
Proceeds from Issuance Initial Public Offering | $		$ 50,000